Mexican Government Long-Term Notes Receivable And Other Assets - Additional Information (Detail) $ in Thousands, $ in Thousands							2 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Nov. 20, 2020 MXN ($)	Nov. 19, 2020 MXN ($)	Mar. 31, 2020 MXN ($)	Aug. 15, 2016 MXN ($)	Jun. 29, 2016 MXN ($)	Dec. 24, 2015 MXN ($)	Aug. 15, 2016 MXN ($)	Jun. 30, 2021 MXN ($)	Jun. 30, 2020 MXN ($)	Nov. 19, 2020 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Nov. 25, 2020 MXN ($)	Nov. 25, 2020 USD ($)
Disclosure of notes receivable government bonds and other long term assets [line items]
Payment of promissory notes								$ 699,214,601	$ 494,855,903
Net active position								2,264,714,818				$ 2,232,694,117	$ 42,000,000	$ 2,100,000
Borrowings								1,776,848,493				1,867,630,050
Fair value of the transferred assets								126,323,478				129,320,536
Government Bonds [Member]
Disclosure of notes receivable government bonds and other long term assets [line items]
Notional amount								913,482
Net active position		$ 33,189,001								$ 33,189,001
Principal amount of debt		128,786,611						95,597,610		128,786,611
Interest								864,055				864,055
Borrowings		$ 95,597,610						96,461,665		95,597,610		95,597,610
Fair value of the transferred assets								126,323,478				129,320,536
Fair value of associated financial liabilities								97,014,650				95,630,214
Fair value of transferred financial assets and associated financial liabilities, Net								$ 29,308,828				33,690,322
Government Bonds [Member] | Eighteen Series of Development Bonds [Member]
Disclosure of notes receivable government bonds and other long term assets [line items]
Maturity								2021 and 2026
Notional amount								$ 118,280,727
Government Bonds [Member] | Three Year Financing Arrangement [Member]
Disclosure of notes receivable government bonds and other long term assets [line items]
Maturity	November 24, 2023
Notional amount	$ 95,597,610
Interest rate	8.56275%
Mexican Government [Member]
Disclosure of notes receivable government bonds and other long term assets [line items]
Interest income								3,472,081			$ 817,270
Financing income [member] | Government Bonds [Member]
Disclosure of notes receivable government bonds and other long term assets [line items]
Interest income								$ 3,478,512				2,103,099
SHCP [member]
Disclosure of notes receivable government bonds and other long term assets [line items]
Accrued interest rate						6.93%
Petroleos Mexicanos [member]
Disclosure of notes receivable government bonds and other long term assets [line items]
Notes issued in advance payment						$ 50,000,000
Discounted value of promissory note					$ 184,230,586
Promissory notes exchange price				$ 47,000,000
Increase in equity					$ 135,439,612
Increase in convertible promissory notes							$ 1,209,026
Promissory note principle amount			$ 4,102,622
Promissory note interest amount			881,048
Payment of promissory notes			$ 4,983,670
Non-negotiable promissory note [member] | SHCP [member]
Disclosure of notes receivable government bonds and other long term assets [line items]
Notes issued in advance payment						$ 50,000,000
New Mexican Government Local Bonds [Member]
Disclosure of notes receivable government bonds and other long term assets [line items]
Number Of Promissory Notes Exchanged		16
New Mexican Government Local Bonds [Member] | Petroleos Mexicanos And SHCP [Member]
Disclosure of notes receivable government bonds and other long term assets [line items]
Promissory notes exchange price		$ 128,656,192
Promissory Notes [Member]
Disclosure of notes receivable government bonds and other long term assets [line items]
Accrued interests												$ 7,097,040
Promissory Notes [Member] | Financing income [member]
Disclosure of notes receivable government bonds and other long term assets [line items]
Accrued interests										$ 7,097,040